Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	£ 818	£ 971
Liabilities	234	668
Cash Flow Hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	270	228
Liabilities	73	118
Cash Flow Hedges | Within 12 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	73	99
Liabilities	69	105
Cash Flow Hedges | Beyond 5 Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	£ 165	£ 106